Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents		$ 443,117	$ 995,092
Accounts receivable		1,325,186	954,917
Net investment in sales-type leases		203,381	230,209
Inventories		690,521	912,432
Deposits, prepayments and other receivables		1,467,600	1,341,958
Total current assets		4,129,805	4,434,608
Non-current assets:
Property and equipment, net		874,262	643,914
Intangible assets, net		367,939	409,775
Net investment in sales-type leases		294,499	364,654
Total non-current assets		1,536,700	1,418,343
TOTAL ASSETS		5,666,505	5,852,951
Current liabilities:
Accounts payable		977,458	1,054,455
Customer deposits		1,377,535	1,567,270
Other payables and accrued liabilities		841,979	409,924
Bank borrowings		46,983	44,488
Lease liabilities		424,070	429,449
Income tax payable
Total current liabilities		3,668,025	3,505,586
Long-term liabilities:
Bank borrowings		36,569	81,799
Lease liabilities		216,430	289,570
Total long-term liabilities		252,999	371,369
TOTAL LIABILITIES		3,921,024	3,876,955
Commitments and contingencies
Shareholders’ equity
Ordinary share, US$0.00625 par value - 80,000,000 shares authorized, 24,000,000 shares issued and outstanding*	[1]	150,000	150,000
Share premium		652,637	652,637
Retained earnings		942,844	1,173,359
Total shareholders’ equity		1,745,481	1,975,996
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 5,666,505	$ 5,852,951

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding as of March 31, 2024 following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.